Variable Interest Entities - Assets and Liabilities of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 397	$ 262
Accounts receivable	1,190	1,344
Total Current Assets	2,198	2,614
Plant, property and equipment	8,206	8,428
TOTAL ASSETS	11,329	12,032
Current Liabilities
Accounts payable and other	1,544	2,075
Total Current Liabilities	1,761	2,075
Total Liabilities	8,719	9,192
VIE, primary beneficiary
Current Assets
Cash and cash equivalents	0	2
Accounts receivable	3	2
Total Current Assets	3	4
Plant, property and equipment	182	130
TOTAL ASSETS	185	134
Current Liabilities
Accounts payable and other	41	33
Total Current Liabilities	41	33
Other long-term liabilities	10	8
Total Liabilities	$ 51	$ 41